TIAA-CREF Lifecycle Retirement Income Fund
TIAA-CREF Lifecycle Retirement Income Fund
Investment objective
The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Lifecycle Retirement Income Fund - USD ($)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	$ 15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Lifecycle Retirement Income Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.25%	0.05%	0.15%
Other Expenses		0.08%	0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses	[2]	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses		0.79%	0.81%	0.66%	0.51%
Waivers and Expense Reimbursements	[3],[4]	(0.18%)	(0.20%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.61%	0.61%	0.51%	0.36%
[1]	The Retirement Class of the Fund has adopted a Distribution (Rule 12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2016, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's annual report.
[3]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2016, unless changed with approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2016, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2016 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Lifecycle Retirement Income Fund - USD ($)	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$ 62	$ 62	$ 52	$ 37
3 Years	234	239	196	148
5 Years	421	430	353	270
10 Years	$ 961	$ 983	$ 808	$ 626

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 40.00% of the Fund’s assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to ten percentage points from the targets. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which may change, are approximately as follows: U.S. Equity: 28%; International Equity: 12%; Fixed-Income: 40%; Short-Term Fixed-Income: 10%; and Inflation-Protected Assets: 10%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.26%	U.S. Equity	27.19%	• Large-Cap Growth Fund	5.44%
				• Enhanced Large-Cap Growth Index Fund	5.12%
				• Large-Cap Value Fund	5.04%
				• Enhanced Large-Cap Value Index Fund	4.75%
				• Growth & Income Fund	4.47%
				• Small-Cap Equity Fund	2.18%
				• Mid-Cap Growth Fund	0.11%
				• Mid-Cap Value Fund	0.08%
		International Equity	13.07%	• International Equity Fund	3.78%
				• Enhanced International Equity Index Fund	3.18%
				• International Opportunities Fund	3.00%
				• Emerging Markets Equity Fund	2.51%
				• Global Natural Resources Fund	0.60%
FIXED-INCOME	59.74%	Fixed-Income	39.78%	• Bond Fund	24.85%
				• Bond Plus Fund	10.95%
				• High-Yield Fund	2.99%
				• Emerging Markets Debt Fund	0.99%
		Short-Term Fixed-Income	10.01%	• Short-Term Bond Fund	10.00%
				• Money Market Fund	0.01%

		Inflation-Protected Assets	9.95%	• Inflation-Linked Bond Fund	9.95%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Retail and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)† Lifecycle Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.07%.
Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2014
Average Annual Returns - TIAA-CREF Lifecycle Retirement Income Fund		One Year	Five Years	Since Inception		Inception Date
Retirement Class		4.18%	7.54%	4.63%		Nov. 30, 2007
Institutional Class		4.53%	7.81%	4.89%		Nov. 30, 2007
Retail Class		4.18%	7.56%	4.71%		Nov. 30, 2007
Premier Class		4.38%	7.66%	4.71%	[1]	Sep. 30, 2009
After Taxes on Distributions | Retirement Class		2.82%	6.49%	3.58%
After Taxes on Distributions and Sale of Fund Shares | Retirement Class		2.71%	5.58%	3.25%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.76%	[2]
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.35%	[2]
Lifecycle Retirement Income Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	5.86%	7.63%	5.09%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.
[2]	Performance is calculated from the inception date of the Retirement Class.
[3]	As of the close of business on December 31, 2014, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI All Country World Index ex USA; 10.0% Barclays U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.